ACCOUNTS RECEIVABLE Schedule of movement in the allowance for doubtful accounts (Details) - Trade receivables [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Movement in the allowance for doubtful accounts
Balance, beginning of year	$ 2,088	$ 2,275	$ 2,279
Bad debt expense	383	615	329
Write-offs and settlements	15	(792)	(290)
Foreign exchange	0	(10)	(43)
Balance, end of year	$ 2,486	$ 2,088	$ 2,275